Annual Fund Operating Expenses	Dec. 31, 2024
NVIT Fidelity Institutional AM Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NVIT Fidelity Institutional AM Emerging Markets Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.97%
NVIT Fidelity Institutional AM Emerging Markets Fund | Class D Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	1.42%
NVIT Fidelity Institutional AM Emerging Markets Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	1.12%
NVIT Fidelity Institutional AM Emerging Markets Fund | Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	1.37%
NVIT Putnam International Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NVIT Putnam International Value Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.80%
NVIT Putnam International Value Fund | Class Z Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	1.06%
NVIT Putnam International Value Fund | Class X Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.81%
NVIT Putnam International Value Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
NVIT Putnam International Value Fund | Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	1.20%

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.97% until at least April 30, 2027. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
[2]	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of February 3, 2025.
[3]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.78% until at least April 30, 2027. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.